Restricted Cash (Details) - Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Restricted Cash [Abstract]
Cash and cash equivalents	$ 167,606	$ 177,022
Restricted cash (included in other assets)	18,001	18,001
Total cash, cash equivalents and restricted cash	$ 185,607	$ 195,023	$ 188,393	$ 137,943